Loans Receivable and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Aggregate amount of classified loan balances
Pass loan	$ 441,468	$ 424,758
Pass - Watch loan	9,944	8,678
Special Mention loan	1,264	2,358
Substandard loan	5,960	4,029
Doubtful loan
Loss loan
Total Gross loans	458,636	439,823
One-to-four Family Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	403,754	386,604
Pass - Watch loan	8,734	5,605
Special Mention loan	1,191	2,294
Substandard loan	5,561	3,671
Doubtful loan
Loss loan
Total Gross loans	419,240	398,174
Multi-family Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	14,018	13,516
Pass - Watch loan	972	568
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	14,990	14,084
Commercial Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	13,183	12,083
Pass - Watch loan	173	2,505
Special Mention loan	64
Substandard loan	251	256
Doubtful loan
Loss loan
Total Gross loans	13,671	14,844
Construction Real Estate [Member]
Aggregate amount of classified loan balances
Pass loan	937	1,380
Pass - Watch loan
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	937	1,380
Second Mortgage and Equity Lines of Credit [Member]
Aggregate amount of classified loan balances
Pass loan	8,683	9,823
Pass - Watch loan	65
Special Mention loan	9	64
Substandard loan	148	102
Doubtful loan
Loss loan
Total Gross loans	8,905	9,989
Passbook or Certificate and Other Loans [Member]
Aggregate amount of classified loan balances
Pass loan	893	1,352
Pass - Watch loan
Special Mention loan
Substandard loan
Doubtful loan
Loss loan
Total Gross loans	$ 893	$ 1,352